STOCKHOLDERS' EQUITY (Details) - USD ($)	1 Months Ended									3 Months Ended			9 Months Ended		12 Months Ended		67 Months Ended
	May 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Nov. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	May 31, 2016	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 31, 2015
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)		340,000		395,550	133,960	99,412	51,750	196,000	511,000		352,326
Stock Issued During Period, Value, Issued for Services		$ 174,800		$ 79,215	$ 28,576	$ 30,898	$ 17,201	$ 59,242	$ 183,608		$ 43,664				$ 215,132	$ 1,263,608
Debt Conversion, Original Debt, Amount													$ 0	$ 57,940	57,940	0
Stock Issued During Period, Shares, New Issues (in Shares)				55,556	262,500
Stock Issued During Period, Value, New Issues				$ 10,000	$ 44,625										54,625
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)									3,000,000
Stock Issued During Period, Value, Share-based Compensation, Gross									$ 1,080,000
Proceeds from Issuance of Common Stock													47,000	44,626	54,625	0
Gain (Loss) on Extinguishment of Debt								(40,869)		$ 0		$ 0	$ 0	$ (40,869)	$ (40,869)	$ 0
Restricted Stock [Member] | One of Directors, Dr. Kevin Doody [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	3,020,000									3,000,000
Stock Issued During Period, Value, Issued for Services	$ 1,540,000									$ 1,530,000
Bridge Note [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount								$ 10,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								341,000
Gains (Losses) on Restructuring of Debt								$ 40,869
Gain (Loss) on Extinguishment of Debt								$ (40,869)
Convertible Debt [Member] | Bridge Note [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																	$ 535,000
Investors [Member] | Principal [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)											260,000
Investors [Member] | Convertible Debt [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Proceeds from Issuance of Common Stock											$ 47,000
Management and Board Members [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)			1,200,000
Stock Issued During Period, Value, Share-based Compensation, Gross			$ 138,000
Private Placement [Member] | Restricted Stock [Member] | Immediate Family Member of Management or Principal Owner [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	150,000
Proceeds from Issuance or Sale of Equity	$ 30,000